NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

7. NOTES PAYABLE

On June 30, 2022, the Company purchased from a non-related party, real estate asset appraised at $11,409,500 and executed two unsecured demand promissory notes bearing annual interest rates of 0%. The first is for $2,600,000 and the second was in the amount of $280,000. This second note was fully paid on August 8, 2022.

The Company has notes payable as of September 30, 2023 and 2022 in the amount of approximately $2,600,000 and $2,600,000, respectively.

7. NOTES PAYABLE

The Company has notes payable as of June 30, 2023 and 2022 in the amount of approximately $2,600,000 and $2,880,000, respectively.

On June 30, 2022, the Company purchased from a non-related party, real estate asset appraised at $11,409,500 and executed two unsecured demand promissory notes bearing annual interest rates of 0%. The first is for $2,600,000 and the second was in the amount of $280,000. This second note was subsequently fully paid on August 8, 2022.